Revenue – Contract	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Revenue – Contract

29.	Revenue – Contract Balances

(a)	Details of outstanding contracts as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Accumulated cost	￦	26,101,964	28,057,329
Accumulated contract profit		1,752,184	1,935,732
Accumulated contract loss		(697,878)	(709,097)
Accumulated contract revenue		27,156,270	29,283,964

(b)	Details of due from customers for contract work and due to customers for contract work as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Due from customers for contract work	￦	1,704,256	1,487,559
Due to customers for contract work		(624,632)	(452,839)

	￦	1,079,624	1,034,720

(c)	Details of provisions for construction losses as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Infrastructure - construction segment	￦	48,825	52,492
Others		1,749	857

	￦	50,574	53,349

(d)
For the years ended December 31, 2022, 2023 and 2024, the total contract revenues and the estimated total contract costs have changed and the impact of such changes on profit before income tax for the current and future periods are as follows:

(in millions of Won)	2022		2023		2024
Changes in total contract revenues	￦	1,222,558	￦	1,362,828	1,346,547
Changes in estimated total contract costs		1,622,429		1,419,726	1,578,811
Changes in profit before income taxes of construction contract:
-Current period		(165,623)		(91,397)	(314,409)
-Future periods		(234,248)		34,499	82,145
The effect on the current and future profit is estimated based on the circumstances that have occurred from the commencement date of the contract to the end of reporting period. The estimation is evaluated for the total contract costs and expected total contract revenue as of the end of the reporting period. Also, it may change during future periods.

(e)	As of December 31, 2024, revenue expected to be recognized in the future in relation to performance obligations that have not been fulfilled (or partially fulfilled) is as follows:

(in millions of Won)	2025		2026	2027	After 2028	Total
Expected Revenue	￦	5,539,173	3,824,182	2,656,862	804,279	12,824,496

(f)	Uncertainty of estimates

1)	Total contract revenues
Total contract revenues are measured based on contractual amount initially agreed. However, the contract revenues can increase due to additional contract work, claims and incentive payments, or decrease due to penalty when the completion of contract is delayed due to the Company’s fault. Therefore, the measurement of contract revenues is affected by the uncertainty of the occurrence of future events.

2)	Total contract costs
Contract revenues are recognized based on the percentage of completion, which is measured on the basis of the gross cost amount incurred to date. Total contract costs are estimated based on estimates of future material costs, labor costs, outsourcing costs. There is an uncertainty in estimates on future contract costs due to various internal and external factors such as fluctuation of market, the risk of business partner and the experience of project performance and others. The significant assumptions including uncertainty of the estimate of total contract costs are as follows:

Inputs used
Material cost	Based on recent purchasing price at market price
Labor cost	Based on average monthly and daily labor cost
Outsourcing cost	Based on historical cost over similar project and actual contractual rate
Management reviews estimated contract costs at each reporting period end and adjusts them, if necessary.